Goodwill (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill Rollforward and by Segment
Goodwill	$ 9,897	$ 10,292	$ 10,902
Accumulated impairment (2)	(680)	(680)	(680)
Total goodwill, net	9,217	9,612	10,222
Dispositions	(42)		(10)
Effect of foreign currency translation and other	45	(395)	(600)
Goodwill	9,900	9,897	10,292
Accumulated impairment	(680)	(680)	(680)
Total goodwill, net	9,220	9,217	9,612
U.S.
Goodwill Rollforward and by Segment
Goodwill	1,451	1,451	1,451
Accumulated impairment (2)	0	0	0
Total goodwill, net	1,451	1,451	1,451
Dispositions	0		0
Effect of foreign currency translation and other	0	0	0
Goodwill	1,451	1,451	1,451
Accumulated impairment	0	0	0
Total goodwill, net	1,451	1,451	1,451
Asia
Goodwill Rollforward and by Segment
Goodwill	4,508	4,615	4,898
Accumulated impairment (2)	0	0	0
Total goodwill, net	4,508	4,615	4,898
Dispositions	0		(3)
Effect of foreign currency translation and other	88	(107)	(280)
Goodwill	4,596	4,508	4,615
Accumulated impairment	0	0	0
Total goodwill, net	4,596	4,508	4,615
Latin America
Goodwill Rollforward and by Segment
Goodwill	1,186	1,385	1,588
Accumulated impairment (2)	0	0	0
Total goodwill, net	1,186	1,385	1,588
Dispositions	0		0
Effect of foreign currency translation and other	40	(199)	(203)
Goodwill	1,226	1,186	1,385
Accumulated impairment	0	0	0
Total goodwill, net	1,226	1,186	1,385
EMEA
Goodwill Rollforward and by Segment
Goodwill	1,143	1,232	1,356
Accumulated impairment (2)	0	0	0
Total goodwill, net	1,143	1,232	1,356
Dispositions	0		(7)
Effect of foreign currency translation and other	(83)	(89)	(117)
Goodwill	1,060	1,143	1,232
Accumulated impairment	0	0	0
Total goodwill, net	1,060	1,143	1,232
MetLife Holdings
Goodwill Rollforward and by Segment
Goodwill	1,567	1,567	1,567
Accumulated impairment (2)	(680)	(680)	(680)
Total goodwill, net	887	887	887
Dispositions	0		0
Effect of foreign currency translation and other	0	0	0
Goodwill	1,567	1,567	1,567
Accumulated impairment	(680)	(680)	(680)
Total goodwill, net	887	887	887
Corporate & Other
Goodwill Rollforward and by Segment
Goodwill	42	42	42
Accumulated impairment (2)	0	0	0
Total goodwill, net	42	42	42
Dispositions	(42)		0
Effect of foreign currency translation and other	0	0	0
Goodwill	0	42	42
Accumulated impairment	0	0	0
Total goodwill, net	$ 0	$ 42	$ 42